Leases (Details) - Schedule of operating leases - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule of operating leases [Abstract]
Operating lease ROU assets	$ 6,641
Operating lease liabilities-current	3,242
Operating lease liabilities-non current	3,399
Total operating lease liabilities	$ 6,641
Weighted average remaining lease term	2 years
Weighted average discount rate	4.80%